Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of loss before income tax

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Non-PRC	—	(124,022)	(49,214)	(7,068)
PRC	(107,807)	(130,617)	(143,869)	(20,666)
	(107,807)	(254,639)	(193,083)	(27,734)

Schedule of income tax expenses

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Current	—	—	465	67
Deferred	—	—	—	—
Income tax expenses	—	—	465	67

Schedule of reconciliations of the income tax expenses

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Loss before income tax expense	(107,807)	(254,639)	(193,083)	(27,734)
PRC statutory tax rate	25%	25%	25%	25%
Income tax benefits at PRC statutory tax rate of 25%	(26,952)	(63,660)	(48,271)	(6,933)
Additional deduction of research and development expenses	—	—	(1,202)	(173)
Effect of different tax rates in different jurisdictions	—	31,006	12,303	1,767
Preferential rate	(4)	1,137	—	—
Statutory income/(expense)	1,432	(1,547)	(3,569)	(513)
Non-deductible expenses	710	1,138	4,595	660
Current and deferred tax rate differences	145	(1,313)	—	—
Change in valuation allowance	24,669	33,239	36,609	5,259
Income tax expenses	—	—	465	67

Schedule of components of the Company's deferred tax assets

	As of December 31,
	2018	2019
	RMB	RMB	US$
Non-current deferred tax assets
Allowance for doubtful debt	787	9,442	1,356
Impairment of a long-term investment	363	—	—
Advertising expense	471	41	6
Additional social insurance	1,224	1,086	156
Accrued expense and other current liability	—	1,907	274
Tax losses	11,062	38,040	5,464
Less: valuation allowance	(13,907)	(50,516)	(7,256)
Deferred tax assets, net	—	—	—

Schedule of reconciliation of unrecognized tax benefit

	For the years ended December 31,
	2018	2019
	RMB	RMB	US$
Balance at the beginning of year	—	—	—
Additions based on tax positions related to the current year	—	2,252	324
Additions related to prior year tax position	—	1,092	157
Decreases related to prior year tax position	—	(338)	(49)
Balance at the end of year	—	3,006	432